Loan impairment provisions (Tables)	12 Months Ended
Dec. 31, 2020
Loan impairment provisions
Schedule of loan exposure and impairment metrics

	2020	2019*
	£m	£m
Loans - amortised cost
Stage 1	287,124	302,367
Stage 2	78,917	27,868
Stage 3	6,358	6,598
Of which: individual	2,292	2,051
Of which: collective	4,066	4,547
	372,399	336,833
ECL provisions (1)
- Stage 1	519	322
- Stage 2	3,081	752
- Stage 3	2,586	2,718
Of which: individual	831	796
Of which: collective	1,755	1,922
	6,186	3,792
ECL provision coverage (2,3)
- Stage 1 (%)	0.18	0.11
- Stage 2 (%)	3.90	2.70
- Stage 3 (%)	40.67	41.19
	1.66	1.13
Impairment losses
ECL charge (4)	3,242	696
Stage 1	(121)	(212)
Stage 2	2,747	318
Stage 3	616	590
Of which: individual	194	303
Of which: collective	422	287
ECL loss rate - annualised (basis points) (3)	87	20
Amounts written off	937	792
Of which: individual	191	372
Of which: collective	746	420

*2019 data has been retrospectively revised to reflect reclassification of balances held with central banks. Refer to Accounting policies Note 1 for further details.

Notes:

(1)	Includes £6 million (2019 - £4 million) related to assets classified as FVOCI.
(2)	ECL provisions coverage is calculated as ECL provisions divided by loans – amortised cost and FVOCI.
(3)

ECL provisions coverage and ECL loss rates are calculated on third party loans and related ECL provisions and charge respectively. ECL loss rate is calculated as annualised third party ECL charge divided by loans - amortised cost and FVOCI.

(4)

Includes a £12 million charge (2019 - £2 million) related to other financial assets, of which£2 million (2019 - £1 million release) related to assets classified as FVOCI; and £28 million (2019 - nil) related to contingent liabilities.

(5)

The table shows gross loans only and excludes amounts that are outside the scope of the ECL framework. Refer to page 180 for Financial instruments within the scope of the IFRS 9 ECL framework for further details. Other financial assets within the scope of the IFRS 9 ECL framework were cash and balances at central banks totalling £122.8 billion (2019 - £79.2 billion) and debt securities of £53.8 billion (2019 – £59.4 billion).